UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 09/30/17

Item 1. Schedule of Investments.

	INSTITUTIONAL FIDUCIARY TRUST

Statement of Investments, September 30, 2017 (unaudited)
Money Market Portfolio
	Shares	Value
Management Investment Companies (Cost $21,675,386,708) 100.1%
[a] The U.S. Government Money Market Portfolio, 0.87%	21,675,386,708	$21,675,386,708
Other Assets, less Liabilities (0.1)%		(14,977,710)
Net Assets 100.0%		$21,660,408,998

[a]The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

INSTITUTIONAL FIDUCIARY TRUST

Notes to Statement of Investments (unaudited)

Money Market Portfolio

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Money Market Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund’s Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2017, the Fund owned 89.6% of the Portfolio.

3. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

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INSTITUTIONAL FIDUCIARY TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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THE MONEY MARKET PORTFOLIOS

Statement of Investments, September 30, 2017 (unaudited)
The U.S. Government Money Market Portfolio
	Principal Amount	Value

Investments 102.5%
U.S. Government and Agency Securities 83.1%
[a] FFCB,
10/02/17	$19,840,000	$19,839,531
10/03/17	15,000,000	14,999,167
10/04/17	35,000,000	34,997,083
10/10/17	50,000,000	49,987,500
10/12/17	50,000,000	49,984,875
10/13/17	50,000,000	49,983,333
10/16/17	20,000,000	19,991,667
10/17/17	30,000,000	29,986,667
10/18/17	80,000,000	79,962,222
10/19/17	60,000,000	59,970,000
10/20/17	15,000,000	14,992,083
10/23/17	65,000,000	64,960,278
10/24/17	20,000,000	19,987,222
10/25/17	15,000,000	14,990,100
10/26/17	100,000,000	99,930,556
10/27/17	15,000,000	14,989,167
10/30/17	15,000,000	14,987,917
10/31/17	70,000,000	69,941,667
11/01/17	20,000,000	19,982,778
11/08/17	100,000,000	99,893,389
[a] FHLB,
10/04/17	428,000,000	427,964,562
10/05/17	200,000,000	199,977,528
10/06/17	319,130,000	319,085,123
10/11/17	550,000,000	549,844,375
10/12/17	150,000,000	149,953,937
10/13/17	500,000,000	499,829,433
10/18/17	410,000,000	409,802,587
10/20/17	569,000,000	568,693,688
10/25/17	500,000,000	499,661,667
10/27/17	250,000,000	249,819,444
11/01/17	168,000,000	167,852,440
11/03/17	200,000,000	199,811,167
11/07/17	200,000,000	199,788,278
11/08/17	300,000,000	299,673,833
11/10/17	300,000,000	299,654,333
11/15/17	200,000,000	199,740,250
11/17/17	250,000,000	249,662,187
11/22/17	168,000,000	167,753,693
11/24/17	200,000,000	199,696,400
[a] FHLMC,
10/02/17	550,000,000	549,985,486
10/04/17	137,500,000	137,488,714
10/10/17	22,628,000	22,622,230
10/11/17	150,000,000	149,958,750
10/18/17	50,000,000	49,976,625
10/23/17	200,000,000	199,877,167
10/24/17	154,890,000	154,790,548
10/26/17	200,000,000	199,863,021
11/02/17	103,125,000	103,033,222
11/09/17	200,002,000	199,786,414

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] FHLMC, (continued)
11/21/17	$350,000,000	$349,504,662
11/22/17	55,002,000	54,922,950
[a] FNMA,
10/02/17	862,389,000	862,366,242
10/03/17	700,000,000	699,981,528
10/11/17	83,702,000	83,678,749
10/18/17	80,646,000	80,608,298
10/25/17	300,000,000	299,800,800
11/01/17	150,000,000	149,871,092
11/08/17	271,428,000	271,141,870
11/15/17	310,967,000	310,579,485
11/22/17	43,268,000	43,205,814
[a] U.S. Treasury Bill,
10/05/17	463,780,000	463,731,373
10/12/17	854,500,000	854,263,694
10/19/17	874,500,000	874,084,740
10/26/17	977,200,000	976,551,737
11/02/17	100,000,000	99,913,333
11/09/17	100,000,000	99,907,375
11/16/17	189,780,000	189,532,653
11/24/17	200,000,000	199,696,737
11/30/17	350,000,000	349,396,292
12/07/17	500,000,000	499,032,222
12/21/17	300,000,000	299,244,000
12/28/17	300,000,000	299,186,000
1/02/18	400,000,000	398,904,667
1/04/18	106,545,000	106,231,779
1/11/18	300,000,000	299,043,750
1/18/18	200,000,000	199,330,861
1/25/18	300,000,000	298,907,667
2/01/18	271,100,000	270,131,064
2/15/18	200,000,000	199,155,167
2/22/18	400,000,000	398,216,000
3/01/18	400,000,000	398,129,278
3/08/18	300,000,000	298,531,917
U.S. Treasury Note,
0.75%, 10/31/17	250,000,000	249,929,121
0.75%, 2/28/18	100,000,000	99,816,274
Total U.S. Government and Agency Securities (Cost $20,096,533,495)		20,096,533,495
[b] Repurchase Agreements 19.4%
Barclays Capital Inc., 1.03%, 10/02/17 (Maturity Value $50,004,292)
Collateralized by U.S. Treasury Note, 2.125%, 8/15/21 (valued at $51,271,231)	50,000,000	50,000,000
Deutsche Bank Securities Inc., 1.05%, 10/02/17 (Maturity Value $ 5,000,438)
Collateralized by U.S. Treasury Note, 3.625%, 2/15/20 (valued at $5,100,055)	5,000,000	5,000,000
Federal Reserve Bank of New York, 1.00%, 10/02/17 (Maturity Value $4,050,337,500)
Collateralized by U.S. Treasury Bond, 3.75%, 8/15/41; and U.S. Treasury Note, 1.625% -
3.625%, 2/15/21 – 8/15/22 (valued at $4,050,337,502)	4,050,000,000	4,050,000,000
Goldman Sachs & Co., 1.00%, 10/02/17 (Maturity Value $125,010,417)
Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $127,608,331)	125,000,000	125,000,000

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value
Investments (continued)
[b] Repurchase Agreements (continued)
HSBC Securities Inc., 1.04%, 10/02/17 (Maturity Value $415,035,967)
Collateralized by U.S. Government and Agency Securities, 0.00% - 3.75%, 3/01/18 – 9/09/22
(valued at $423,301,768)	$415,000,000	$415,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.99%, 10/02/17 (Maturity Value $45,003,713)
Collateralized by U.S. Treasury Note, 1.75%, 5/31/22 (valued at $45,925,771)	45,000,000	45,000,000
Total Repurchase Agreements (Cost $4,690,000,000)		4,690,000,000
Total Investments (Cost $24,786,533,495) 102.5%		24,786,533,495
Other Assets, less Liabilities (2.5)%		(614,169,330)
Net Assets 100.0%		$24,172,364,165

See Abbreviations on page 8.

[a]The security was issued on a discount basis with no stated coupon rate.
[b]At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

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THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2017, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2017

By /s/Gaston Gardey

      Gaston Gardey

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017